Derivatives - Derivative Change In Fair Value In Comprehensive Income (Loss) (Details) - Embedded forward contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	$ (9,473)	$ 17,606
Prepayments and other current assets
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(161)	140
Cryptocurrency receivable
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(9,184)	22,726
Accounts Payable
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(442)	(629)
Accrued liabilities and other current liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	277	(4,647)
Long-term loans
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	$ 37	$ 16